Summary of significant accounting policies - Additional information (Details) - BRL (R$)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Increased credit risk when contractual payments are past due		30 days
Combined tax rate in Brazil		34.00%	34.00%	34.00%
Applicable surcharge tax rate		10.00%
Monthly minimum income for surcharge		R$ 20,000
Annual minimum income for surcharge		R$ 240,000
Social contribution tax on net income	20.00%	9.00%
Loss carryforwards used to offset taxable profit		30.00%
PIS tax rate		1.65%
COFINS tax rate		7.60%
Rate applicable to companies under PPM PIS		0.65%
Rate applicable to companies under PPM COFINS		3.00%
360 days
Summary of Significant Accounting Policies [Line Items]
Period for write-off of Loans and Receivables		360 days
Stage 3
Summary of Significant Accounting Policies [Line Items]
Provision of Expected credit loss on financial assets		90 days
Bottom of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues		2.00%
Top of range
Summary of Significant Accounting Policies [Line Items]
Percentage of taxes reducing gross revenues		5.00%
Financial Institutions and Insurance Companies
Summary of Significant Accounting Policies [Line Items]
Social contribution tax on net income		15.00%
Rate applicable to companies under PPM PIS		1.00%
Rate applicable to companies under PPM COFINS		4.00%
Federal Income Tax
Summary of Significant Accounting Policies [Line Items]
Combined tax rate in Brazil		15.00%